------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                               September 30, 1998
                               ------------------


                                   Value Line
                                      U.S.
                                  Multinational
                                     Company
                                   Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line U.S. Multinational Company Fund, Inc.

                                                               To Our Value Line
================================================================================

To Our Shareholders:

As you are no doubt aware, economic and monetary conditions across the globe have been in turmoil over the past several months. The turbulence started with a round of currency devaluations in several Pacific Rim countries in August and September of 1997, continued through weakness in Latin America, Canada and other commodity-dependent nations, and climaxed in the devaluation of the Russian ruble (which sparked a wrenching retrenchment in that economy) this past summer. Through it all, the Japanese economy--the world's second largest--has been mired in a prolonged recession.

This has been devastating for investors in international or emerging-markets stock funds. And even though the Value Line U.S. Multinational Company Fund does not fit into those categories--since our investable universe consists solely of U.S. domiciled, U.S. traded securities--the effect of worldwide economic weakness has affected this portfolio as well. The strong U.S. dollar has damaged the competitive position of companies that manufacture goods here and export to foreign countries, and unfortunate currency relations have also impeded the performance of U.S. companies that operate abroad and must translate their results into U.S. dollars for financial-reporting purposes. All in all, the past six to twelve months have witnessed a gravitation on the part of the investment community toward those sectors with little or no overseas exposure (such as utilities, regional banks, or retailers), to the distinct detriment of the multinationals.

As a result, for the first six months of the current fiscal year the U.S. Multinational Company Fund was down 11.37% (including reinvested dividends), a poorer showing than that achieved by the unmanaged benchmark Standard & Poor's 500 Index during this period.

                                                        U.S.
                                                    Multinational
                                                       Company
                                                        Fund             S&P 500
                                                    ----------------------------
April 1 to
  September 30, 1998.........................           -11.37%           -7.03%
                                                    ----------------------------

In dealing with this marketplace reality, we have been concentrating on the most high-quality stocks in the group, and we have held somewhat more cash than we would under normal market conditions. This cash has served to cushion the portfolio from some of the severe volatility we have experienced, and it provides a reservoir we can tap to buy stocks as their prices become more attractive.

While it may take a few more quarters for the international turbulence to straighten itself out, we have seen some recent signs of hope. Japanese officials have finally taken some proactive steps to pull their country out of recession, including an interest rate cut and legislation to reform their banking system. We believe that more fiscal stimulus is required, but this is a good first step. Further, the U.S. Federal Reserve has embarked on a program of easier monetary policy by cutting short-term interest rates. Among other things, this will rein in the strong U.S. currency, to the benefit of our exporters and other multinational companies. Thus, there are several signs that point to a brighter future. (Please see the accompanying Economic Observations insert for our latest thoughts in where the economy may be headed.)

We appreciate your confidence in Value Line, and hope we can continue to serve your needs for growth investing in the future.

                                  Sincerely,

                                  /s/ Jean Bernhard Buttner
                                  Jean Bernhard Buttner
                                  Chairman and President

November 16, 1998

--------------------------------------------------------------------------------
2

                                Value Line U.S. Multinational Company Fund, Inc.

U.S. Multinational Company Fund Shareholders
================================================================================

Economic Observations

Steady growth and low inflation continue to be two of the dominant themes in the domestic economy as 1998 rapidly draws to a close. This is underscored by reports that show relative stability in retailing, manufacturing, housing, personal income, and employment. Such trends suggest that GDP growth, which has generally moderated over the past six months, will average 2%, or perhaps a shade more, during the next two to four quarters. At the same time, inflation remains quiescent, with producer and consumer price increases still modest overall and with key industrial sectors finding it difficult to implement price increases.

At this point, though, we do not believe that this modest pace of economic activity is the opening act in a serious domestic business downturn. Our sense is that the global crisis still afflicting Asia, Russia, and parts of Latin America will gradually recede over the next 12 to 18 months and that the continuing subdued level of inflation in this country will encourage the Federal Reserve Board to relax the credit reins again over the next several quarters.


Performance Data:*

                                                                       Average
                                                                       Annual
                                                                        Total
                                                                       Return
                                                                       -------
1 year ended September 30, 1998................................         -5.87%
From November 17, 1995+ to
  September 30, 1998...........................................        +16.34%


+   Commencement of operations.
* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
                                                                               3

Value Line U.S. Multinational Company Fund, Inc.

Schedule of Investments
================================================================================

    Shares                                                            Value
--------------------------------------------------------------------------------
COMMON STOCKS (90.9%)

                ADVERTISING (1.7%)
       9,200    Omnicom Group, Inc. ...........................     $ 414,000

                AIR TRANSPORT (1.9%)
       4,500    AMR Corp.*.....................................       249,469
      12,300    Airborne Freight Corp..........................       212,944
                                                                    ---------
                                                                      462,413

                AUTO & TRUCK (1.0%)
       6,000    PACCAR Inc.....................................       247,125

                AUTO PARTS--
                  REPLACEMENT (1.0%)
       5,500    Federal-Mogul Corp.............................       257,125

                BANK (4.8%)
      10,000    BankBoston Corp................................       330,000
       6,500    BankAmerica Corp...............................       390,812
       2,500    Citicorp.......................................       232,344
       4,300    State Street Corporation.......................       234,619
                                                                    ---------
                                                                    1,187,775

                BEVERAGE--
                  SOFT DRINK (1.5%)
      15,000    Coca-Cola Enterprises, Inc. ...................       378,750

                COAL/ALTERNATE
                  ENERGY (1.3%)
       9,000    AES Corp.*.....................................       333,562

                COMPUTER &
                  PERIPHERALS (19.6%)
      15,750    Cisco Systems, Inc.*...........................       973,547
      15,000    Compaq Computer Corp. .........................       474,375
      24,000    Dell Computer Corp.*...........................     1,578,000
      18,000    EMC Corp.*.....................................     1,029,375
       4,000    International Business
                    Machines Corp..............................       512,000
      10,000    3Com Corp.*....................................       300,625
                                                                    ---------
                                                                    4,867,922

                COMPUTER SOFTWARE
                  SERVICES (9.3%)
      13,000    BMC Software, Inc.*............................       780,812
      15,750    Computer Associates
                    International, Inc.........................       582,750
       6,000    Microsoft Corp.*...............................       660,375
       8,250    Network Associates, Inc.*......................       292,875
                                                                    ---------
                                                                    2,316,812
                DIVERSIFIED
                   COMPANIES (1.1%)
       5,000    Tyco International, Ltd. ......................       276,250

                DRUG (10.2%)
       6,500    Lilly (Eli) & Co...............................       509,031
       3,000    Merck & Co., Inc...............................       388,688
       6,000    Pfizer, Inc....................................       635,625
       6,000    Quintiles Transnational
                    Corp.*.....................................       262,500
       7,000    Schering-Plough Corp. .........................       724,937
                                                                    ---------
                                                                    2,520,781
                ELECTRICAL
                  EQUIPMENT (1.8%)
       5,500    General Electric Co............................       437,594

                ENTERTAINMENT (1.1%)
       6,000    Clear Channel
                    Communications, Inc.*......................       285,000

                FINANCIAL SERVICES (2.7%)
       6,000    American Express Co. ..........................       465,750
       6,400    Franklin Resources, Inc........................       192,000
                                                                    ---------
                                                                      657,750

--------------------------------------------------------------------------------
4

                                Value Line U.S. Multinational Company Fund, Inc.

                                                              September 30, 1998
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------

                HOUSEHOLD
                  PRODUCTS (2.6%)
       5,000    Colgate-Palmolive Co. .........................     $ 342,500
       4,400    Procter & Gamble Co. ..........................       312,125
                                                                    ---------
                                                                      654,625

                INSURANCE--
                  DIVERSIFIED (1.7%)
       5,400    American International
                    Group, Inc.................................       415,800

                MEDICAL SUPPLIES (8.7%)
       7,500    Centocor, Inc.*................................       297,188
       9,000    Guidant Corp...................................       668,250
       8,000    Johnson & Johnson..............................       626,000
      10,000    Medtronic, Inc.................................       578,750
                                                                    ---------
                                                                    2,170,188

                METAL FABRICATING
                  (1.1%)
       6,000    SPS Technologies, Inc.*........................       279,375

                OILFIELD SERVICES/
                  EQUIPMENT (1.7%)
      12,000    Transocean Offshore, Inc.......................       416,250

                PACKAGING &
                  CONTAINER (1.2%)
      12,000    Owens-Illinois, Inc.*..........................       300,000

                RECREATION (1.0%)
       5,500    Electronic Arts Inc.*..........................       241,312

                RETAIL--SPECIAL
                  LINES (1.3%)
      10,000    Tiffany & Co...................................       313,750

                SEMICONDUCTOR (3.5%)
      10,000    Intel Corp.....................................       857,500

                TELECOMMUNICATIONS
                  EQUIPMENT (2.5%)
      10,000    ADC Telecommunications,
                    Inc.*......................................       211,250
      10,000    Loral Space &
                    Communications Ltd.*.......................       147,500
       6,400    Tellabs, Inc.*.................................       254,800
                                                                    ----------
                                                                      613,550

                TELECOMMUNICATION
                  SERVICES (5.1%)
      10,000    AirTouch
                    Communications Inc.*.......................       570,000
      14,400    MCI WorldCom, Inc.*............................       703,800
                                                                    ---------
                                                                    1,273,800

                TOILETRIES/
                  COSMETICS (1.5%)
      10,000    Gillette Co....................................       382,500
                                                                    ---------

                TOTAL COMMON STOCKS
                  & TOTAL INVESTMENT
                  SECURITIES (90.9%)
                  (Cost $15,769,763) ..........................    22,561,509
                                                                   ----------

--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

Schedule of Investments                           September 30, 1998 (unaudited)
================================================================================

Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.7%)
(including accrued interest)
$2,400,000 Collateralized by $2,095,000
           U.S. Treasury Notes 6 5/8%,
           due 5/15/07, with a value
           of $2,461,952 (with State
           Street Bank & Trust
           Company, 5.30%, dated
           9/30/98, due 10/1/98
           delivery value
           $2,400,353).........................................  $  2,400,353

EXCESS OF LIABILITIES OVER
  CASH AND OTHER
  ASSETS (-0.6%) ..............................................      (157,449)
                                                                 ------------

NET ASSETS (100%) .............................................  $ 24,804,413
                                                                 ============


NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($24,804,413 / 1,719,643) ...................................  $      14.42
                                                                 ============

*    Non-income producing


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                Value Line U.S. Multinational Company Fund, Inc.

Statement of Assets and Liabilities
at September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost--$15,769,763)......................................      $  22,561,509
Repurchase agreement
  (Cost--$2,400,353).......................................          2,400,353
Cash .....................................................              69,113
Deferred organization costs (note 2) .....................              22,149
Dividends receivable .....................................               7,149
Receivable for securities sold ...........................                   1
                                                                 -------------
    Total Assets .........................................          25,060,274
                                                                 -------------
Liabilities:
Payable for securities purchased .........................             223,380
Accrued expenses:
  Advisory fee payable ...................................              15,106
  Distribution plan fees payable .........................               5,040
  Other ..................................................              12,335
                                                                 -------------
    Total Liabilities ....................................             255,861
                                                                 -------------
Net Assets ...............................................       $  24,804,413
                                                                 =============

Net Assets consist of:
Capital stock, at $.01 par value
  (authorized 50,000,000,
  outstanding 1,719,643 shares)...........................       $      17,197
Additional paid-in capital ...............................          19,029,464
Accumulated net investment loss ..........................            (109,389)
Accumulated net realized loss
  on investments..........................................            (924,605)
Net unrealized appreciation
  of investments..........................................           6,791,746
                                                                 -------------
Net Assets ...............................................       $  24,804,413
                                                                 =============
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($24,804,413 / 1,719,643
  shares outstanding) ....................................       $       14.42
                                                                 =============


Statement of Operations
for the six months ended September 30, 1998 (unaudited)
================================================================================

Investment Income:
Interest income ..........................................       $     63,283
Dividend income (Net of foreign
  withholding taxes of $81)...............................             59,183
                                                                 ------------
    Total Income .........................................            122,466
                                                                 ------------
Expenses:
Advisory fee .............................................            108,317
Service and distribution plan fee ........................             36,106
Auditing and legal fees ..................................             16,710
Accounting and bookkeeping fees ..........................             16,200
Custodian fees ...........................................             13,725
Printing .................................................             11,621
Directors' fees and expenses .............................             11,092
Registration and filing fees .............................              9,493
Amortization of deferred organization
  costs (note 2)..........................................              5,213
Insurance, dues and other ................................              2,470
Transfer agent ...........................................              1,991
                                                                 ------------
    Total Expenses before
      Custody Credits ....................................            232,938
    Less: Custody Credits ................................             (1,083)
                                                                 ------------
    Net Expenses .........................................            231,855
                                                                 ------------
Net Investment Loss ......................................           (109,389)
                                                                 ------------
Net Realized and Unrealized
  Loss on Investments:
    Net Realized Loss ....................................           (924,605)
    Change in Net Unrealized
      Appreciation (Depreciation).........................         (2,242,781)
                                                                 ------------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  (Depreciation) on Investments ..........................         (3,167,386)
                                                                 ------------
Net Decrease in Net Assets from
  Operations .............................................       $ (3,276,775)
                                                                 ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

Statement of Changes in Net Assets
for the six months ended September 30, 1998
(unaudited) and for the year ended March 31, 1998
================================================================================


                                                                                       Six Months Ended
                                                                                      September 30, 1998        Year Ended
                                                                                         (unaudited)          March 31, 1998
                                                                                      --------------------------------------
Operations:
  Net investment loss .....................................................           $   (109,389)           $   (149,728)
  Net realized (loss) gain on investments .................................               (924,605)                378,803
  Change in net unrealized (depreciation) appreciation ....................             (2,242,781)              7,314,985
                                                                                      ------------------------------------
  Net (decrease) increase in net assets from operations ...................             (3,276,775)              7,544,060
                                                                                      ------------------------------------

Distributions to Shareholders:
  Net investment income ...................................................                   --                      --
  Net realized gain from investment transactions ..........................                   --                (1,344,034)
                                                                                      ------------------------------------
  Total distributions .....................................................                   --                (1,344,034)
                                                                                      ------------------------------------
Capital Share Transactions:
  Proceeds from sale of shares ............................................                948,109               5,038,730
  Proceeds from reinvestment of distributions to shareholders .............                   --                 1,339,403
  Cost of shares repurchased ..............................................             (2,542,141)               (983,899)
                                                                                      ------------------------------------
  (Decrease) Increase from capital share transactions .....................             (1,594,032)              5,394,234
                                                                                      ------------------------------------

Total (Decrease) Increase .................................................             (4,870,807)             11,594,260

Net Assets:
  Beginning of period .....................................................             29,675,220              18,080,960
                                                                                      ------------------------------------
  End of period ...........................................................           $ 24,804,413            $ 29,675,220
                                                                                      ====================================

Accumulated Net Investment Loss, at end of period .........................           $   (109,389)           $         --
                                                                                      ====================================


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                Value Line U.S. Multinational Company Fund, Inc.

Notes to Financial Statements                     September 30, 1998 (unaudited)
================================================================================

1.   Significant Accounting Policies

Value Line U.S. Multinational Company Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is maximum total return. The Fund invests primarily in common stock or securities convertible into common stock of U.S. companies that have significant sales from international operations. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.


(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.   Organization Costs

Costs of $52,030 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized on a straight-line basis over 60 months, beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

--------------------------------------------------------------------------------
                                                                               9

                                Value Line U.S. Multinational Company Fund, Inc.

Notes to Financial Statements                    (September 30, 1998 (unaudited)
================================================================================

3.   Capital Share Transactions

Transactions in capital stock were as follows:

                                                      Six Months
                                                        Ended
                                                       Sept. 30,      Year Ended
                                                         1998          March 31,
                                                     (unaudited)         1998
                                                     ---------------------------
Shares sold .................................           58,264          328,824
Shares issued in reinvestment
  of dividends and
  distributions .............................               --           94,724
                                                     --------------------------
                                                        58,264          423,548
Shares repurchased ..........................          162,731           65,153
                                                     --------------------------
Net (decrease) increase .....................         (104,467)         358,395
                                                     ===========================

4.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                               Six Months Ended
                                                                Sept. 30, 1998
                                                                 (unauditied)
                                                                --------------
PURCHASES:
Investment Securities ..................................          $5,405,897
                                                                  ==========
SALES:
Investment Securities ..................................          $6,029,496
                                                                  ==========

At September 30, 1998, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $18,170,116. The aggregate appreciation and depreciation of investments at September 30, 1998, based on a comparison of investment values and their costs for federal income tax purposes was $8,067,483 and $1,275,737 respectively, resulting in a net appreciation of $6,791,746.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $108,317 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 1998. The fee is computed at the rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders, at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $36,106 were paid or payable to the Distributor under the Plan.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the six months ended September 30, 1998, the Fund paid brokerage commissions totaling $5,407 to the Distributor, which clears its transactions through unaffiliated brokers.

At September 30, 1998, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,432,566 shares of the Fund's capital stock, representing 83.3% of the outstanding shares. In addition, certain officers and directors of the Fund owned 119,447 shares of capital stock, representing 6.9% of the outstanding shares.

--------------------------------------------------------------------------------
10

                                Value Line U.S. Multinational Company Fund, Inc.

Financial Highlights
================================================================================

Selected data for a share of capital sotck outstanding throughout each period:


                                                               Six Months               Years Ended            November 17, 1995
                                                                 Ended                    March 31,            (Commencement of
                                                             Sept.30, 1998         ---------------------         Operations) to
                                                              (Unaudited)          1998             1997         March 31, 1996
                                                             -------------------------------------------------------------------
Net asset value, beginning of period ....................    $   16.27          $  12.34         $  10.55          $ 10.00
                                                             -------------------------------------------------------------------
Income from investment operations:
  Net investment (loss) income ..........................         (.06)             (.08)             .12(1)           .07(1)
  Net (losses) or gains on securities
    (both realized and unrealized) ......................        (1.79)             4.80             1.82              .52
                                                             -------------------------------------------------------------------
  Total from investment operations ......................        (1.85)             4.72             1.94              .59
                                                             -------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ..................           --                --             (.14)            (.04)
  Distributions from capital gains ......................           --              (.79)            (.01)              --
                                                             -------------------------------------------------------------------
  Total distributions ...................................           --              (.79)            (.15)            (.04)
                                                             -------------------------------------------------------------------
Net asset value, end of period ..........................    $   14.42          $  16.27         $  12.34          $ 10.55
                                                             ===================================================================

Total return ............................................       -11.37%+           39.17%           18.36%            5.93%
                                                             ===================================================================

Ratios/Supplemental Data:
Net assets end of period (in thousands) .................    $  24,804          $ 29,675         $ 18,081          $12,448
Ratio of operating expenses to
  average net assets.....................................         1.65%*(4)         1.69%(4)         1.97%(2)(3)      2.45%*(2)(3)
Ratio of net investment (loss) income to
  average net assets.....................................        (0.78)*%         (0 .60)%          (0.64)%(2)(3)    (0.32)%*(2)(3)
Portfolio turnover rate..................................           21%+              49%              56%              17%+

(1) Net of custody fee credits, expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund for the periods ended March 31, 1997 and 1996, net investment loss per share would have been $(.07) and $(.001) respectively.

(2) Due to the reimbusement of expenses and waiver of fees by the Adviser, data are not indicative of future periods.

(3) Before custody fee credits, expense reimbursement and fees waived by the Adviser. After expense reimbursement and fees waived for the periods ended March 31, 1997 and 1996 ratio of expenses to average net assets was 0.40% and 0%* respectively; and ratio of net investment income to average net assets was 0.93% and 2.13%* respectively.

(4)  Before offset of custody credits.

+    Not annualized.

*    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
12

INVESTMENT ADVISER        Value Line, Inc.
                          220 East 42nd Street
                          New York, NY 10017-5891

DISTRIBUTOR               Value Line Securities, Inc.
                          220 East 42nd Street
                          New York, NY 10017-5891

CUSTODIAN BANK            State Street Bank and Trust Co.
                          225 Franklin Street
                          Boston, MA 02110

SHAREHOLDER               State Street Bank and Trust Co.
SERVICING AGENT           c/o NFDS
                          P.O. Box 419729
                          Kansas City, MO 64141-6729

INDEPENDENT               PricewaterhouseCoopers LLP
ACCOUNTANTS               1177 Avenue of the Americas
                          New York, NY 10036

LEGAL COUNSEL             Peter D. Lowenstein, Esq.
                          Two Greenwich Plaza, Suite 100
                          Greenwich, CT 06830

DIRECTORS                 Jean Bernhard Buttner
                          Francis C. Oakley
                          Marion N. Ruth
                          Frances T. Newton

OFFICERS                  Jean Bernhard Buttner
                          Chairman and President
                          Alan N. Hoffman
                          Vice President
                          Nancy Bendig
                          Vice President
                          David T. Henigson
                          Vice President and
                          Secretary/Treasurer
                          Jack M. Houston
                          Assistant Secretary/Treasurer
                          Stephen La Rosa
                          Assistant Secretary/Treasurer


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon. This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).